Income Taxes - Schedule of Unrecognized Tax Benefits (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 0	¥ 0	¥ 0
Additions	7,848,130	54,637,111	74,169,005
Decreases	(7,848,130)	(54,637,111)	(74,169,005)
Balance at end of the year	$ 0	¥ 0	¥ 0